Note 32 - Capital Base and Capital Management - Regulatory Balance Reconciliation (Details) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		€ 690,059	€ 731,856	€ 749,855
Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		42,680
Insurance companies and real estate companies		0
Jointly-control entities and other adjustments		24
Regulatory Balance Sheet		42,704
Financial Assets Held For Trading [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		64,695
Insurance companies and real estate companies		2,206
Jointly-control entities and other adjustments		0
Regulatory Balance Sheet		66,901
Financial Assets Designated At Fair Value Through Profit Or Loss [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		2,709
Insurance companies and real estate companies		(2,061)
Jointly-control entities and other adjustments		0
Regulatory Balance Sheet		648
Available for sale financial assets [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		69,476
Insurance companies and real estate companies		(19,794)
Jointly-control entities and other adjustments		0
Regulatory Balance Sheet		49,682
Loans and receivables [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		431,521
Insurance companies and real estate companies		(1,805)
Jointly-control entities and other adjustments		764
Regulatory Balance Sheet		430,480
Held-to-maturity investments [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		13,754
Insurance companies and real estate companies		0
Jointly-control entities and other adjustments		0
Regulatory Balance Sheet		13,754
Fair Value Changes Of The Hedge Items In Portfolio Hedges Of Interest Rate Risk [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		(25)
Insurance companies and real estate companies		0
Jointly-control entities and other adjustments		0
Regulatory Balance Sheet		(25)
Hedging Derivatives [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		2,485
Insurance companies and real estate companies		(90)
Jointly-control entities and other adjustments		(1)
Regulatory Balance Sheet		2,394
Non Current Assets Held For Sale [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		23,853
Insurance companies and real estate companies		(334)
Jointly-control entities and other adjustments		3
Regulatory Balance Sheet		23,522
Investments In Entities Accounted For Using The Equity Method [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		1,588
Insurance companies and real estate companies		3,294
Jointly-control entities and other adjustments		(80)
Regulatory Balance Sheet		4,802
Other [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		37,323
Insurance companies and real estate companies		595
Jointly-control entities and other adjustments		5
Regulatory Balance Sheet		37,923
Total Public Balance Sum [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital Line Items
Contributed To Consolidated Group Assets		690,059
Insurance companies and real estate companies	[1]	(17,989)
Jointly-control entities and other adjustments	[2]	715
Regulatory Balance Sheet		€ 672,785

[1]	Correspond to balances of entities fully consolidated in the public balance sheet but consolidated by the equity method in the regulatory balance sheet.
[2]	C orrespond to intragroup adjustments and other consolidation adjustments .